Earnings Per Share - Earnings Per Share (Detail) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
Net Income	$ 2,816	$ 318	$ 4,354	$ 1,002
Preferred Stock Dividends	0	(4)	(4)	(8)
Less: Net Income Attributable to Noncontrolling OP Interests	(58)	0	(114)	0
Less: Net Income Attributable to Noncontrolling RSUs	(20)	0	(41)	0
NET INCOME ATTRIBUTABLE TO COMMON STOCKHOLDERS	$ 2,738	$ 314	$ 4,195	$ 994
Weighted Average Shares of Common Stock Outstanding - Basic (in shares)	17,329,964	7,060,250	13,645,990	7,060,250
Dilutive Effect of Restricted Stock Units (in shares)	125,635	3,000	113,494	3,000
Weighted Average Shares of Common Stock Outstanding - Diluted (in shares)	17,455,599	7,063,250	13,759,484	7,063,250
Net Income Attributable to Common Stockholders Per Share - Basic (in dollars per share)	$ 0.16	$ 0.04	$ 0.31	$ 0.14
Net Income Attributable to Common Stockholders Per Share - Diluted (in dollars per share)	$ 0.16	$ 0.04	$ 0.30	$ 0.14